ANNUAL REPORT


May 31, 1997


INVESCO

MONEY

MARKET

FUNDS, INC.


Cash Reserves Fund
U.S. Government Money Fund
Tax-Free Money Fund


Smart Choices
For Seeking Liquidity
And Safety


INVESCO FUNDS

Graph:      Gross Domestic Product
            Quarterly Growth Rate Change (Annualized)

      This bar graph illustrates the annualized quarterly growth rate for the Gross Domestic Product, for the period from the third quarter of 1994 through the first quarter of 1997.


Economic Overview                                                      June 1997
      Over the last six months, indications of strong growth paired with signs of subdued inflation have turned the markets into a daily tug-of-war between the bulls and the bears. For the first five months of 1997, this increased volatility took the stock market to both unprecedented heights and to a 9.8% correction, and left the bond market confused and lacking direction.
      In this environment, two distinct views on where the economy and securities markets are going have emerged. The bulls suggest that the current environment is a perfect scenario for the economy, as low inflation, coupled with robust economic growth, has produced rising corporate profits and fundamentally stronger companies. To support their analysis, they point to the strength of the Gross Domestic Product - increasing at a 3.9% rate in the fourth quarter of 1996 and at a revised rate of 5.8% in the first quarter of 1997. They also examine prices across the economy as measured by the U.S. government's broadest inflation gauge, the Gross Domestic Product price deflator, which rose only 1.8% in 1996 - the smallest advance since 1964. The bulls suggest that 15 years of corporate restructuring, downsizing, and investing in technology have produced, and will continue to produce, dividends for U.S. companies. In their eyes, inflation concerns are not justified as they foresee stable to declining interest rates for years to come.
      The bears paint a different picture. They suggest that strong economic growth combined with unusually low unemployment (the unemployment rate for 1996 was 5.3% and decreased to 4.8% in May 1997, the lowest level since 1973) has caused tightness in the labor market. They believe this will lead to inflation and a reduction in corporate profits. Under their scenario, the market is overvalued and the current economic expansion is about to end. As potentially higher interest rates will reduce the expansion of the economy.
      During this period, the bond market has been held captive by the volatile interest rate environment. It presently appears that fixed-income securities may be trading in a consolidated range, as investors wait for the market to develop clear trends. This has caused investors to focus their attention on each Federal Open Market Committee meeting with increased scrutiny. Consequently, nervousness in the bond market may continue until clearer trends develop.
                     ------------------------------------------
      INVESCO's money market funds are actively managed to seek high current income along with safety of principal. The funds seek to maintain a constant price per share of $1.00, although this cannot be guaranteed. Please call us at 1-800-525-8085 for current yield information. Shares of the funds are not issued or guaranteed by the U.S. government.

Fund Management
      Since 1993, U.S. Government Money Fund and Cash Reserves Fund have been managed by INVESCO Vice President Richard R. Hinderlie. He began his investment career in 1973, and has extensive experience in fixed-income analysis and portfolio management. Dick received his MBA from Arizona State University and

BA in economics from Pacific Lutheran University. He is also co-manager of INVESCO Short-Term Bond Fund.
      INVESCO Vice President Ingeborg S. Cosby has managed Tax-Free Money Fund since 1992. She launched her investment career in 1982 as a portfolio manager assistant with First Affiliated Securities. Inge joined INVESCO's fixed-income management group in 1985.

INVESCO Money Market Funds, Inc.
Statement of Investment Securities
May 31, 1997

---------------------------------------------------------------------------------------------
                                                Effective
                                                 Interest         Principal
Description                                        Rate %            Amount             Value
---------------------------------------------------------------------------------------------

CASH RESERVES Fund
SHORT-TERM INVESTMENTS 100.00%
US Government Agency Obligations 8.37%
Student Loan Marketing Association
   11/24/1997                                        5.32      $ 20,000,000      $ 19,989,226
   1/13/1999~                                        5.36        25,000,000        25,000,000
   2/8/1999~                                         5.36        12,750,000        12,750,000
                                                                                -------------
TOTAL US GOVERNMENT AGENCY
   OBLIGATIONS (Cost $57,739,226)                                                  57,739,226
                                                                                -------------
Commercial Paper 91.63%
BANKS 6.00%
Norwest Corp, 6/11/1997                              5.63        10,000,000         9,984,596
State Street Boston
   6/23/1997                                         5.60        15,000,000        14,949,514
   6/30/1997                                         5.61        16,500,000        16,426,795
                                                                                -------------
                                                                                   41,360,905
                                                                                -------------
Captive Finance 24.54%
AUTO PARTS 2.40%
PACCAR Financial
   6/9/1997                                          5.70         5,000,000         4,993,766
   6/10/1997                                         5.70         5,000,000         4,992,987
   6/13/1997                                         5.70         6,600,000         6,587,657
                                                                                -------------
                                                                                   16,574,410
                                                                                -------------
AUTOMOBILES 4.46%
General Motors Acceptance
   6/6/1997                                          5.62         9,500,000         9,500,000
   7/14/1997                                         5.70        11,250,000        11,250,000
   7/15/1997                                         5.70        10,000,000        10,000,000
                                                                                -------------
                                                                                   30,750,000
                                                                                -------------
FINANCIAL 2.78%
Transamerica Finance
   6/17/1997                                         5.63         7,750,000         7,730,908
   6/19/1997                                         5.64        11,500,000        11,468,130
                                                                                -------------
                                                                                   19,199,038
                                                                                -------------





INSURANCE 6.52%
Prudential Funding
   6/2/1997                                          5.61        15,000,000        15,000,000
   6/3/1997                                          5.61        15,000,000        15,000,000
   6/4/1997                                          5.61        15,000,000        15,000,000
                                                                                -------------
                                                                                   45,000,000
                                                                                -------------
MACHINERY 3.34%
Deere (John) Capital, 7/31/1997                      5.68        23,000,000        23,000,000
                                                                                -------------
RETAIL 5.04%
Sears Roebuck Acceptance
   6/17/1997                                         5.63        12,250,000        12,250,000
   6/30/1997                                         5.75        22,500,000        22,500,000
                                                                                -------------
                                                                                   34,750,000
                                                                                -------------
   TOTAL CAPTIVE FINANCE                                                          169,273,448
                                                                                -------------
CHEMICALS 2.89%
Akzo Nobel NV, 6/23/1997                             5.71        20,000,000        19,931,405
                                                                                -------------
CONSUMER FINANCE 2.68%
Beneficial Corp
   6/18/1997                                         5.59        10,000,000        10,000,000
   6/19/1997                                         5.60         8,500,000         8,500,000
                                                                                -------------
                                                                                   18,500,000
                                                                                -------------
ELECTRIC UTILITIES 0.82%
National Rural Utilities
   Cooperative Finance, 6/24/1997                    5.68         5,700,000         5,679,675
                                                                                -------------
ELECTRICAL EQUIPMENT 7.53%
General Electric, 6/27/1997                          5.62        16,000,000        16,000,000
General Electric Capital
   Services, 6/30/1997                               5.62        16,000,000        16,000,000
Toshiba America, 6/16/1997                           5.67        20,000,000        19,953,490
                                                                                -------------
                                                                                   51,953,490
                                                                                -------------
FINANCIAL 14.70%
CIT Group Holdings
   6/12/1997                                         5.64        20,000,000        19,966,050
   6/13/1997                                         5.64        15,000,000        14,972,223
General Electric Capital
   6/25/1997                                         5.62        17,000,000        17,000,000
   6/26/1997                                         5.62        16,000,000        16,000,000






Heller Financial
   6/20/1997                                         5.70         6,500,000         6,500,000
   6/30/1997                                         5.76        21,000,000        21,000,000
   6/30/1997                                         5.71         6,000,000         6,000,000
                                                                                -------------
                                                                                  101,438,273
                                                                                -------------
INSURANCE 4.93%
CIGNA Corp
   6/4/1997                                          5.69        17,500,000        17,500,000
   6/5/1997                                          5.62         6,500,000         6,500,000
   6/24/1997                                         5.71        10,000,000        10,000,000
                                                                                -------------
                                                                                   34,000,000
                                                                                -------------
INVESTMENT BANK/BROKER FIRM 20.97%
Bear Stearns
   6/16/1997                                         5.66        15,000,000        14,965,216
   8/20/1997                                         5.75        17,000,000        16,788,346
Credit Suisse First Boston,
   6/10/1997                                         5.63        15,000,000        14,979,208
Goldman Sachs Group LP
   7/2/1997                                          5.68        15,000,000        14,928,032
   7/3/1997                                          5.68        15,000,000        14,925,710
Merrill Lynch & Co
   6/2/1997                                          5.63        10,000,000         9,998,458
   6/30/1997                                         5.73        10,000,000         9,954,713
   6/30/1997                                         5.72         2,745,000         2,732,578
   7/7/1997                                          5.64        11,500,000        11,436,356
Morgan Stanley Group
   6/9/1997                                          5.67        20,000,000        19,975,159
   6/18/1997                                         5.64        14,000,000        13,963,324
                                                                                -------------
                                                                                  144,647,100
                                                                                -------------
OFFICE EQUIPMENT & SUPPLIES 0.58%
Xerox Corp,
   6/11/1997                                         5.62         4,000,000         3,993,851
                                                                                -------------
PAPER & FOREST PRODUCTS 1.45%
Weyerhaeuser Co,
   6/2/1997                                          5.69        10,000,000         9,998,442
                                                                                -------------
SERVICES 4.54%
Hertz Corp
   6/5/1997                                          5.63         5,800,000         5,800,000
   6/6/1997                                          5.64         5,000,000         5,000,000
   7/7/1997                                          5.66         7,700,000         7,700,000
   8/20/1997                                         5.74        13,000,000        12,838,436
                                                                                -------------
                                                                                   31,338,436
                                                                                -------------





TOTAL COMMERCIAL PAPER
   (Cost $632,115,025)                                                            632,115,025
                                                                                -------------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $689,854,251#)                                                         $ 689,854,251
                                                                                =============

TAX-FREE MONEY Fund
SHORT-TERM INVESTMENTS 100.00%
ARIZONA 2.57%
Arizona, FR, Ctfs of Participation,
   Series 1993A, 11/1/1997                           3.77           500,000           500,403
Arizona Hlth Facils Auth
   (Arizona Vol Hosp Fedn),
   AR Mode Bonds, 1985 Series A,
   10/1/2015~                                        3.00           480,000           480,000
Arizona Muni Fing Prog, FR,
   Ctfs of Participation, Series 28,
   8/1/2002~                                         3.79           100,000           100,943
Maricopa Cnty Indl Dev Auth,
   Arizona (Catholic Hlthcare West), FR,
   Insured Hlth Facil Rev, 1992 Series A,
   7/1/1997                                          3.96           175,000           175,083
                                                                                -------------
                                                                                    1,256,429
                                                                                -------------
ARKANSAS 1.02%
Crossett, Arkansas (Georgia-Pac
   Corp Proj), A/FR, PCR Ref,
   Series 1991, 10/1/1998~                           3.15           500,000           500,000
                                                                                -------------
CALIFORNIA 0.20%
Los Angeles Regl Airports Impt,
   California (American Airlines/
   Los Angeles Intl Airport),
   Facils Sublease FDR, Issue 1984,
   Series D, 12/1/2024~                              4.00           100,000           100,000
                                                                                -------------
COLORADO 1.30%
Centennial Wtr & Santn Dist, Colorado
   (Douglas Cnty), FR, Gen Oblig Wtr
   & Swr Ref, Series 1992A, 12/1/1997                3.73           500,000           502,204
Lewis-Palmer Cons School Dist #38,
   Colorado (El Paso Cnty), FR,
   Gen Oblig Ref and Impt, Series 1996A,
   12/1/1997                                         3.71           130,000           130,893
                                                                                -------------
                                                                                      633,097
                                                                                -------------





FLORIDA 6.78%
First Florida Govt Fing Commn, FR,
   Rev, Series 1988, 7/1/1997                        3.83           150,000           150,379
Palm Beach Cnty, Florida, FR,
   Rev Ref, Series 1993, 10/1/1997                   3.72           250,000           250,349
Pasco Cnty School Brd, Florida, VR,
   Ctfs of Participation, Series 1996,
   8/1/2026~                                         4.10         1,000,000         1,000,000
Pinellas Cnty Edl Facils Auth,
   Florida, ACES, Gen Oblig Rev Ref,
   12/1/2025~                                        4.30         1,000,000         1,000,000
St Lucie Cnty, Florida (Savannah
   Hosp Proj), FRD, IDR, Series 1985,
   11/1/2015~                                        3.25           910,000           910,000
                                                                                -------------
                                                                                    3,310,728
                                                                                -------------
GEORGIA 8.72%
DeKalb Cnty Hosp Auth, Georgia
   (DeKalb Med Ctr Proj), AR, RAC,
   Series 1993B, 9/1/2009~                           3.15         1,245,000         1,245,000
DeKalb Private Hosp Auth, Georgia
   (Egleston Children's Hosp at Emory
   Univ Proj), VRD, RAC, Series 1994B,
   12/1/2017~                                        3.10           500,000           500,000
Macon-Bibb Cnty Hosp Auth, Georgia
   (Med Ctr of Cent Georgia), AR, RAC,
   Series 1994, 4/1/2007~                            3.15         1,645,000         1,645,000
Peach Cnty School Dist, Georgia,
   FR, Gen Oblig School Bonds,
   Series 1994, 2/1/1998                             3.75           365,000           369,667
Savannah Econ Dev Auth, Georgia
   (Home Depot Proj), AR, Exmp Facil
   Rev, Series 1995B, 8/1/2025~                      3.25           500,000           500,000
                                                                                -------------
                                                                                    4,259,667
                                                                                -------------
IDAHO 4.61%
Idaho, FR, TAN, Gen Oblig, Series
   1996, 6/30/1997                                   3.94           500,000           500,168
   6/30/1997                                         3.89           500,000           500,197
   6/30/1997                                         3.70           750,000           750,502
   6/30/1997                                         3.40           500,000           500,176
                                                                                -------------
                                                                                    2,251,043
                                                                                -------------





ILLINOIS 4.48%
Chicago, Illinois, AR, Gen Oblig
   Tender Notes, Series 1997,
   1/31/1999~                                        3.65           500,000           500,000
Illinois Dev Fin Auth (6 West
   Hubbard Street Proj), F/FR, IDR,
   Series 1986, 12/1/2016~                           3.90           890,000           890,000
Illinois Dev Fin Auth (Kindlon
   Partners Proj), VR, Indl Proj Rev,
   Series 1991, 5/1/2006~                            3.40           800,000           800,000
                                                                                -------------
                                                                                    2,190,000
                                                                                -------------
INDIANA 6.56%
Daviess Cnty, Indiana (Perdue Farms/
   Shenandoah Valley Farms Facil),
   V/FRD, Econ Dev Rev, 1987 Issue,
   9/1/2007~                                         3.80         1,500,000         1,500,000
Gary, Indiana (US Steel Proj), FRD,
   Environmental Impt Rev Ref,
   Series 1984, 7/15/2002~                           3.60         1,000,000         1,000,000
Indiana Toll Road Commn, FR,
   East-West Toll Road Rev, 1980 Series,
   1/1/2000~                                         3.77           200,000           207,074
Newton Cnty, Indiana (Intec Group
   Proj), A/FR, Econ Dev Rev,
   Series 1994, 9/1/2010~                            3.40           500,000           500,000
                                                                                -------------
                                                                                    3,207,074
                                                                                -------------
KANSAS 3.28%
Fairway, Kansas (Nichols (J C)
   Co Proj), FRD, Indl Rev, Series 1984,
   11/1/2014~                                        3.90           500,000           500,000
Kansas City, Kansas (PQ Corp-Kansas
   City Proj), AR, Indl Ref Rev,
   Series 1985, 8/1/2015~                            4.10           600,000           600,000
Spring Hill, Kansas (Abrasive Engr
   & Mfg Proj), VR, Indl Rev,
   Series 1996, 9/1/2016~                            3.40           500,000           500,000
                                                                                -------------
                                                                                    1,600,000
                                                                                -------------
LOUISIANA 3.80%
Iberville Parish, Louisiana, FR,
   Sales & Use Tax, Rev Ref, Series
   1987, 9/1/1997                                    3.89           200,000           203,000
Lafayette, Louisiana, FR, Utils
   Rev Ref, Series 1993, 11/1/1997                   3.77           100,000           100,000
Louisiana, FR, Gen Oblig Ref,
   Series A, 8/1/1997                                3.70           100,000           100,467





Louisiana Pub Facils Auth (Kenner
   Hotel Ltd Partnership Proj), ATS,
   IDR, 1985 Series, 12/1/2015~                      4.05           300,000           300,000
Louisiana Pub Facils Auth, School
   Hlthcare System Rev, TECP, 1/1/2015~              3.75         1,000,000         1,000,000
New Orleans Intl Airport, Louisiana,
   FR, Gen Purpose Rev,
   Series A 1987, 8/1/2006~                          4.15           150,000           152,806
                                                                                -------------
                                                                                    1,856,273
                                                                                -------------
MASSACHUSETTS 0.69%
Westford, Massachusetts, FR,
   Gen Oblig, 10/1/1997                              2.56           335,000           335,739
                                                                                -------------
MICHIGAN 1.22%
Michigan Strategic Fund (United
   Fixtures Proj), AR, Ltd Oblig Rev,
   Series 1995, 5/1/2015~                            3.40           595,000           595,000
                                                                                -------------
MISSISSIPPI 1.02%
Jackson Cnty Wtr System, Mississippi
   (Chevron Corp), VR, Wtr System Rev,
   Gen Oblig Ref, Series 1994, 11/1/2024~            3.81           500,000           500,000
                                                                                -------------
MISSOURI 1.02%
Columbia, Missouri, VR, Special Oblig
   Ins Reserve, Series 1988A, 6/1/2008~              3.10           500,000           500,000
                                                                                -------------
MONTANA 0.65%
Montana Hlth Facil Auth (Cmnty Med
   Ctr), FR, Hlth Care Rev, Series 1996,
   6/1/1997                                          3.89           315,000           315,000
                                                                                -------------
NEBRASKA 1.02%
Hamilton Cnty, Nebraska (Iams Co
   Proj), VR, IDR Ref, Series 1990,
   7/1/2005~                                         3.24           500,000           500,000
                                                                                -------------
NEVADA 2.05%
Clark Cnty, Nevada, AR, Airport
   System Ref Rev, Series 1993A,
   7/1/2012~                                         3.00         1,000,000         1,000,000
                                                                                -------------
NEW JERSEY 5.38%
Evesham Township Brd Ed, New Jersey
   (Burlington Cnty), FR, Gen Oblig
   School, Series 1996, 9/1/1997                     2.44           325,000           326,001
New Jersey Econ Dev Auth (Genlyte
   Camden Cnty Proj), AR, IDR Ref,
   Series 1990, 12/19/2009~                          3.60         2,300,000         2,300,000
                                                                                -------------
                                                                                    2,626,001
                                                                                -------------





NEW MEXICO 3.75%
Albuquerque, New Mexico (Presbyterian
   Hlthcare Svcs), FR, Hosp System Rev,
   1993 Series B, 8/1/1997                           3.69           200,000           200,132
Gadsen Indpt School Dist #16,
   New Mexico (Dona Ana & Otero Cntys),
   FR, Gen Oblig School Bldg,
   Series 1996, 8/15/1997                            3.67           305,000           306,393
Moriarty Muni School Dist #8,
   New Mexico (Torrance, Bernalillo
   & Santa Fe Cntys), FR, Gen Oblig
   School Bldg, Series 1996, 7/1/1997                2.67           200,000           200,314
New Mexico State Hwy Commn, AR, Sub
   Tax Lien Hwy Rev, Series 1996,
   6/15/2011~                                        3.70           500,000           500,000
New Mexico Univ Regents, ATS, Sub
   Lien, System Rev Ref, Series 1996,
   6/1/2006~                                         3.00           625,000           625,000
                                                                                -------------
                                                                                    1,831,839
                                                                                -------------
NEW YORK 6.21%
Monroe Cnty Indl Dev Agency, New York
   (Ron Ink Proj), VR, IDR Series 1996,
   7/1/2013~                                         3.60         1,700,000         1,700,000
New York, New York, FR, Gen Oblig,
   1989 Series A, 8/15/2028~                         3.02           400,000           406,322
New York Muni Wtr Fin Auth, New York,
   FR, Wtr & Swr System Rev, 1988
   Series A, 6/15/2010~                              3.55           655,000           669,381
   1992 Series C, 6/15/2021~                         3.31           255,000           259,096
                                                                                -------------
                                                                                    3,034,799
                                                                                -------------
NORTH CAROLINA 2.05%
North Carolina Edl Facils Fin Agency
   (Bowman Gray School of Medicine Proj),
   VR, Rev, Series 1990, 9/1/2020~                   3.10           500,000           500,000
North Carolina Med Care Commn
   (Wayne Mem Hosp Proj), ACES, Hosp
   Rev, Series 1991B, 10/1/2013~                     4.05           500,000           500,000
                                                                                -------------
                                                                                    1,000,000
                                                                                -------------
OKLAHOMA 2.05%
Oklahoma Inds Auth (St Anthony
   Physicians Bldg Proj), VR,
   Med Practice Facil Rev, Series
   1986, 6/1/2016~                                   3.59         1,000,000         1,000,000
                                                                                -------------





PENNSYLVANIA 0.96%
Allegheny Cnty Hosp Dev Auth,
   Pennsylvania (Magee-Womens Hosp), FR,
   Hosp Rev, Series 1988A, 10/1/2013~                2.57           455,000           470,415
                                                                                -------------
SOUTH CAROLINA 1.43%
Anderson Cnty, South Carolina (Belton
   Inds Proj), AR, Indl Rev, Series
   1991A, 7/1/2004~                                  3.40           700,000           700,000
                                                                                -------------
TENNESSEE 3.07%
Greeneville Hlth & Edl Facils Brd,
   Tennessee (Laughlin Mem Hosp Proj),
   VRD, Rev, Series 1992, 10/1/2014~                 3.15           900,000           900,000
Nashville Metro Airport Auth,
   Tennessee (American Airlines Proj),
   AR, Spl Facil Rev Ref, Series 1995B,
   10/1/2012~                                        4.00           600,000           600,000
                                                                                -------------
                                                                                    1,500,000
                                                                                -------------
TEXAS 17.81%
Aldine Indpt School Dist, Texas
   (Harris Cnty), FR, Gen Oblig Unltd
   Tax Schoolhouse Bonds, Series 1992,
   2/15/1998                                         3.71           160,000           163,850
Coastal Wtr Auth, Texas, FR, Wtr
   Conveyance System Rev, 12/15/2017~                3.73           130,000           133,073
Corsicana, Texas (Navarro Cnty), FR,
   Wtrwks & Swr System Rev Ref,
   Series 1997A, 8/15/1997                           3.76           505,000           505,000
Crawford Indl Dev Corp, Texas
   (Franklin Inds Proj), VR, IDR,
   Series 1987, 10/1/2012~                           3.40         2,300,000         2,300,000
Harris Cnty, Texas, A/FR, Toll
   Road Multiple Mode, Sr Lien Rev,
   Series 1985C, 8/15/2000~                          3.94           250,000           262,087
Lower Neches Valley Auth, Texas
   (Chevron USA Proj), AR, PCR,
   Series 1987, 2/15/2017~                           3.65           500,000           500,000
Lucas, Texas (Collin Cnty), FR,
   Combination Tax & Ltd Plg Rev,
   Ctfs of Oblig, Series 1997,
   2/1/1998                                          3.96           145,000           147,584
Mansfield, Texas (Tarrant, Johnson
   & Ellis Cntys), FR, Gen Oblig,
   Series 1997, 2/15/1998                            3.79           125,000           128,158
Mansfield Indpt School Dist, Texas
   (Tarrant & Johnson Cntys), VR,
   Unlimited Tax School Bldg, Series
   1996, 8/15/2021~                                  4.01           500,000           500,026






Palo Duro River Auth, Texas, FR, Gen
   Oblig, Series 1987, 8/1/2004~                     3.65           205,000           206,327
Richardson Indpt School Dist, Texas
   (Dallas Cnty), VR, Unltd Tax School
   Bldg, Series 1997A, 8/15/2022~                    3.60         1,000,000           999,956
Texas, FR, Gen Oblig, College
   Student Ln, 8/1/1997                              3.66           200,000           201,033
Texas, FR, Gen Oblig, Wtr Dev,
   Series 1996C & 1996D, 8/1/1997                    3.94           345,000           345,027
Texas, FR, TRAN, Series 1996,
   8/29/1997                                         3.96           500,000           500,782
   8/29/1997                                         3.95         1,000,000         1,001,589
Texas Assn of School Brds, FR, TAN,
   Ctfs of Participation,
   Series 1996A, 8/29/1997                           3.94           500,000           500,825
Texas Pub Fin Auth, FR, Gen Oblig,
   Series 1993A, 10/1/1997                           3.79           300,000           304,097
                                                                                -------------
                                                                                    8,699,414
                                                                                -------------
UTAH 1.02%
Tremonton City, Box Elder Cnty,
   Utah (La-Z-Boy Chair Proj), VRD,
   IDR, Series 1990, 6/1/2000~                       3.60           500,000           500,000
                                                                                -------------
WASHINGTON 2.62%
Lynnwood, Washington, FR, Ltd Tax
   Gen Oblig Ref, Series 1996,
   10/1/1997                                         2.42           340,000           340,410
Washington, FR, Gen Oblig & Gen Oblig
   Ref, Series 1995C-AT-8
   & Series R-95B, 7/1/1997                          3.52           500,000           500,819
Washington, FR, Motor Veh Fuel Tax,
   Gen Oblig Ref, Series R-93C-1,
   9/1/1997                                          3.72           440,000           440,366
                                                                                -------------
                                                                                    1,281,595
                                                                                -------------
WISCONSIN 2.25%
Wisconsin, FR, Gen Oblig Ref, 1993
   Series 1, 11/1/1997                               3.72           300,000           300,905
Wisconsin Hlth & Edl Facils Auth
   (SSM Hlth Care Proj), ACES, Hlth
   Facils Rev, Series 1990A,
   6/1/2006~                                         3.95           800,000           800,000
                                                                                -------------
                                                                                    1,100,905
                                                                                -------------
WYOMING 0.41%
Platte Cnty, Wyoming (Tri-State
   Generation & Transmission Assn Proj),
   DATES, PCR, Series 1984A, 7/1/2014~               4.10           200,000           200,000
                                                                                -------------





TOTAL INVESTMENT SECURITIES AT
   VALUE 100.00%
   (Cost $48,855,018#)                                                           $ 48,855,018
                                                                                =============

U.S. GOVERNMENT MONEY Fund
SHORT-TERM INVESTMENTS 100.00%
US Government Agency Obligations 100.00%
Federal Farm Credit Bank, 6/18/1997                  5.49         6,000,000         5,984,695
Federal Home Loan Bank, 6/25/1997                    5.48         4,190,000         4,174,952
Federal Home Loan Mortgage
   6/2/1997                                          5.43        20,000,000        19,997,024
   6/30/1997                                         5.49        15,000,000        14,934,841
   8/19/1997                                         5.59         5,000,000         4,940,183
Federal National Mortgage
   Association
   6/4/1997                                          5.51         5,000,000         4,997,735
   6/11/1997                                         5.53         5,000,000         4,992,437
   6/23/1997                                         5.49         5,000,000         4,983,523
   7/9/1997                                          5.52        12,365,000        12,294,368
Student Loan Marketing Association
   1/13/1999~                                        5.37         5,000,000         5,000,000
                                                                                -------------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $82,299,758#)                                                           $ 82,299,758
                                                                                =============


The following abbreviations may be used in portfolio descriptions:
A/FR*          -           Adjustable/Fixed Rate
ACES*          -           Adjustable Convertible Extendable Securities
AR*            -           Adjustable Rate
ARD*           -           Adjustable Rate Demand
ATS*           -           Adjustable Tender Securities
BAN            -           Bond Anticipation Notes
DATES*         -           Daily Adjustable Tax-Exempt Securities
FDR*           -           Flexible Demand Revenue
F/FR           -           Floating/Fixed Rate
FR             -           Fixed Rate
FRD*           -           Floating Rate Demand
GAN            -           Grant Anticipation Notes
IDR            -           Industial Development Revenue
MAVRIC*        -           Multi-Mode and Variable Rate Investment Certificates
PCR            -           Pollution Control Revenue
RAC            -           Revenue Anticipation Certificates
RAN            -           Revenue Anticipation Notes
TAN            -           Tax Anticipation Notes
TEAMS*         -           Tax-Exempt Adjustable Mode Securities
TECP           -           Tax-Exempt Commercial Paper

TRAN           -           Tax & Revenue Anticipation Notes
UPDATES*       -           Unit Priced Demand Tax-Exempt Securities
V/FRD*         -           Variable/Fixed Rate Demand
VR*            -           Variable Rate
VRD*           -           Variable Rate Demand

* Rate is subject to change.  Rate shown reflects current rate.

~ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

# Also represent cost for income tax purposes.

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Statement of Assets and Liabilities
May 31, 1997

                                                 Cash            Tax-Free     U.S. Government
                                               Reserves            Money           Money
                                                 Fund              Fund            Fund
                                            -------------------------------------------------

ASSETS
Investment Securities:
   At Cost                                   $689,854,251       $48,855,018       $82,299,758
                                            =================================================
   At Value                                  $689,854,251       $48,855,018       $82,299,758
Cash                                                    0             2,093                 0
Receivables:
   Fund Shares Sold                            17,249,373            61,921         1,326,169
   Interest                                       841,734           549,322            40,146
Prepaid Expenses and
   Other Assets                                   137,139            33,581            56,602
                                            -------------------------------------------------
TOTAL ASSETS                                  708,082,497        49,501,935        83,722,675
                                            -------------------------------------------------
LIABILITIES
Payables:
   Custodian                                       94,740                 0             2,217
   Distributions to Shareholders                   39,612             6,143             5,090
   Fund Shares Repurchased                     46,241,846         1,913,263        17,258,462
Accrued Expenses and
   Other Payables                                  58,499             5,404             5,427
                                            -------------------------------------------------
TOTAL LIABILITIES                              46,434,697         1,924,810        17,271,196
                                            -------------------------------------------------
Net Assets at Value*                         $661,647,800       $47,577,125       $66,451,479
                                            =================================================
Shares Outstanding                            661,647,800        47,577,125        66,451,479
Net Asset Value, Offering
   and Redemption
   Price per Share                                  $1.00             $1.00             $1.00
                                            =================================================

* The Fund has ten billion authorized shares of common stock, par value $0.01 per share. Of such shares, five billion, one billion and one billion have been allocated to Cash Reserves, Tax-Free Money and U.S. Government Money Funds, respectively. Each Fund's paid-in capital was $661,647,800, $47,577,125 and $66,451,479, respectively.

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Statement of Operations
Year Ended May 31, 1997

                                                 Cash            Tax-Free      U.S.Government
                                               Reserves            Money            Money
                                                 Fund              Fund             Fund
                                             ------------------------------------------------

INVESTMENT INCOME
INTEREST INCOME                               $39,751,710        $2,041,513        $4,578,634
                                             ------------------------------------------------
EXPENSES
Investment Advisory Fees                        2,978,520           282,216           426,139
Transfer Agent Fees                             2,995,219           174,207           339,383
Administrative Fees                               118,983            18,463            22,784
Custodian Fees and Expenses                       149,020            15,051            20,511
Directors' Fees and Expenses                       36,028             9,459            10,702
Professional Fees and Expenses                     39,846            21,411            14,484
Registration Fees and Expenses                    137,675            31,653            52,942
Reports to Shareholders                           191,461            14,789            19,857
Other Expenses                                     22,980             6,745             3,690
                                             ------------------------------------------------
   TOTAL EXPENSES                               6,669,732           573,994           910,492
   Fees and Expenses Absorbed
   by Investment Adviser                         (430,651)         (143,085)         (172,695)
   Fees and Expenses Paid
   Indirectly                                     (48,638)           (7,401)          (10,589)
                                             ------------------------------------------------
   NET EXPENSES                                 6,190,443           423,508           727,208
                                             ------------------------------------------------
Net Investment Income and
   Net Increase in Net Assets
   from Operations                            $33,561,267        $1,618,005        $3,851,426
                                             ================================================

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Statement of Changes in Net Assets
Year Ended May 31

                                          Cash Reserves                      Tax-Free                  U.S. Government
                                              Fund                          Money Fund                   Money Fund
                                 -------------------------------   ---------------------------   ---------------------------
                                        1997           1996           1997           1996             1997           1996

OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income
   Earned and Distributed
   to Shareholders                $   33,561,267 $   31,339,796    $  1,618,005  $  1,727,957    $    3,851,426 $  3,603,896
                                 ===============================   ===========================   ============================
FUND SHARE TRANSACTIONS
Proceeds from Sales
   of Shares                      $5,620,288,150 $3,616,602,090    $209,826,221  $184,575,224    $1,073,544,769 $479,278,785
Reinvestment of
   Distributions                      25,866,718     28,770,174       1,489,166     1,603,520         3,296,282    3,206,104
                                 -------------------------------   ---------------------------   ----------------------------
                                   5,646,154,868  3,645,372,264     211,315,387   186,178,744     1,076,841,051  482,484,889
Amounts Paid for
   Repurchases of
   Shares                         (5,571,784,092)(3,702,436,013)   (215,386,841) (193,309,799)   (1,089,781,101)(463,936,348)
                                 -------------------------------   ---------------------------   ----------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS                 74,370,776    (57,063,749)     (4,071,454)   (7,131,055)      (12,940,050)  18,548,541
NET ASSETS
Beginning of Period                  587,277,024    644,340,773      51,648,579    58,779,634        79,391,529   60,842,988
                                 -------------------------------   ---------------------------   ----------------------------
End of Period                     $  661,647,800 $  587,277,024    $ 47,577,125  $ 51,648,579   $    66,451,479 $ 79,391,529
                                 ===============================   ===========================   ============================

                         -------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                        5,620,288,150  3,616,602,090     209,826,221   184,575,224     1,073,544,769  479,278,785
Shares Issued from
   Reinvestment of
   Distributions                      25,866,718     28,770,174       1,489,166     1,603,520         3,296,282    3,206,104
                                 -------------------------------   ---------------------------   ----------------------------
                                   5,646,154,868  3,645,372,264     211,315,387   186,178,744     1,076,841,051  482,484,889
Shares Repurchased                (5,571,784,092)(3,702,436,013)   (215,386,841) (193,309,799)   (1,089,781,101)(463,936,348)
                                 -------------------------------   ---------------------------   ----------------------------
Net Increase (Decrease)
   in Fund Shares                     74,370,776    (57,063,749)     (4,071,454)   (7,131,055)      (12,940,050)  18,548,541
                                 ===============================   ===========================   ============================

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Notes to Financial Statements
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. (the "Fund") was incorporated in Maryland and presently consists of three separate Funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund. The investment objectives of the Funds are: to seek as high a level of current income for Cash Reserves Fund; to seek as high a level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith by the Fund's board of directors.
B. SECURITY   TRANSACTIONS  AND  RELATED   INVESTMENT  INCOME  -  Security
   transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.
C. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Of the distributions paid by Tax-Free Money Fund for the year ended May 31, 1997, 99.99% were exempt from federal income taxes.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value.
E. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund. Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
NOTE 2 - INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO  Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.50% on the first $300 million of average net assets; reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.
     In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of each Fund are made by ITC. Fees for such sub-advisory services are paid by IFG.
     In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
     IFG receives a transfer agent fee at an annual rate of $27.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
     IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Cash Reserves and U.S. Government Money Funds. IFG and ITC have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Tax-Free Money Fund.
NOTE 3 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or ITC.
     The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
     Pension expenses for the year ended May 31, 1997, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                   Unfunded
                                    Pension         Accrued           Pension
Fund                                Expenses     Pension Costs       Liability
--------------------------------------------------------------------------------
Cash Reserves Fund                    $9,464           $29,095         $58,953
Tax-Free Money Fund                      809             2,909           5,806
U.S. Government Money Fund             1,184             3,001           6,225

Other Information
UNAUDITED

On January 31, 1997, a special meeting of the shareholders of the Fund was held at which the eleven directors identified below were elected, the selection of Price Waterhouse LLP as independent accountants (Proposal 1), the approval of a new investment advisory agreement with IFG, (Proposal 2) and a new sub-advisory agreement between IFG and ITC (Proposal 3) were ratified. The following is a report of the votes cast:

                                                              Withheld/
Nominee/Proposal                For             Against        Abstain           Total
-----------------------------------------------------------------------------------------

Cash Reserves Fund
Charles W. Brady            395,457,853             0        18,151,531       413,609,384
Dan J. Hesser               395,531,134             0        18,078,250       413,609,384
Fred A. Deering             395,319,141             0        18,290,243       413,609,384
Victor L. Andrews           394,369,922             0        19,239,462       413,609,384
Bob R. Baker                394,354,619             0        19,254,765       413,609,384
Lawrence H. Budner          394,510,043             0        19,099,341       413,609,384
Daniel D. Chabris           393,999,542             0        19,609,842       413,609,384
A.D. Frazier, Jr            394,651,925             0        18,957,459       413,609,384
Hubert L. Harris, Jr        394,369,168             0        19,240,216       413,609,384
Kenneth T. King             395,048,293             0        18,561,091       413,609,384
John W. McIntyre            394,615,812             0        18,993,572       413,609,384

Proposal 1                  393,088,884     4,966,891        15,553,607       413,609,382
Proposal 2                  384,655,445     8,354,175        20,599,762       413,609,382
Proposal 3                  385,289,730     8,554,379        19,765,274       413,609,383

Tax-Free Money Fund
Charles W. Brady             37,907,982             0         2,005,944        39,913,926
Dan J. Hesser                37,916,456             0         1,997,470        39,913,926
Fred A. Deering              37,925,848             0         1,988,078        39,913,926
Victor L. Andrews            37,287,539             0         2,626,387        39,913,926
Bob R. Baker                 37,291,471             0         2,622,455        39,913,926
Lawrence H. Budner           37,227,587             0         2,686,339        39,913,926
Daniel D. Chabris            37,250,317             0         2,663,609        39,913,926
A.D. Frazier, Jr             37,203,705             0         2,710,221        39,913,926
Hubert L. Harris, Jr         37,302,245             0         2,611,681        39,913,926
Kenneth T. King              37,889,802             0         2,024,124        39,913,926
John W. McIntyre             37,287,066             0         2,626,860        39,913,926

Proposal 1                   37,153,168       663,255         2,097,502        39,913,925
Proposal 2                   36,125,038     1,012,085         2,776,803        39,913,926
Proposal 3                   36,284,662       995,454         2,633,809        39,913,925

U.S. Government Money Fund
Charles W. Brady             44,877,545             0         1,733,676        46,611,221
Dan J. Hesser                44,952,517             0         1,658,704        46,611,221
Fred A. Deering              44,955,902             0         1,655,319        46,611,221
Victor L. Andrews            44,830,963             0         1,780,258        46,611,221
Bob R. Baker                 44,496,957             0         2,114,264        46,611,221
Lawrence H. Budner           44,808,784             0         1,802,437        46,611,221
Daniel D. Chabris            44,802,278             0         1,808,943        46,611,221
A.D. Frazier, Jr             44,799,431             0         1,811,790        46,611,221
Hubert L. Harris, Jr         44,763,237             0         1,847,984        46,611,221
Kenneth T. King              44,966,898             0         1,644,323        46,611,221
John W. McIntyre             44,896,624             0         1,714,597        46,611,221





Proposal 1                   44,624,436       517,544         1,469,239        46,611,219
Proposal 2                   43,578,377     1,075,247         1,957,595        46,611,219
Proposal 3                   44,031,423     1,002,639         1,577,158        46,611,220

INVESCO Money Market Funds, Inc.
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)

                                                                                                      Period           Year
                                                                                                       Ended          Ended
                                                               Year Ended May 31                      May 31     January 31
                                       ------------------------------------------------------------------------------------
                                            1997           1996           1995           1994          1993>           1993
                                       Cash Reserves Fund
PER SHARE DATA
Net Asset Value -
   Beginning of Period                     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                       ------------------------------------------------------          -----          -----
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT OPERATIONS
Net Investment Income Earned
   and Distributed to
   Shareholders                             0.05           0.05           0.05           0.03           0.01           0.03
                                       ------------------------------------------------------          -----          -----
Net Asset Value
   End of Period                           $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                       ======================================================          =====          =====
TOTAL RETURN                               4.69%          5.01%          4.76%          2.58%          0.75%*         3.00%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                       $661,648       $587,277       $644,341       $747,551       $490,932       $506,337
Ratio of Expenses to
   Average Net Assets#                     0.86%@         0.87%@         0.75%          0.81%          0.98%~         0.80%
Ratio of Net Investment
   Income to Average
   Net Assets#                             4.62%          4.86%          4.65%          2.61%          2.26%~         2.98%

> From February 1, 1993 to May 31, 1993.

* Based  on  operations  for  the  period  shown  and,   accordingly,   is  not
  representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 1997, 1996, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.92%, 0.92% and 0.85%, respectively, and the ratio of net investment income to average net assets would have been 4.56%, 4.81% and 4.55%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

INVESCO Money Market Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                                                                                      Period           Year
                                                                                                       Ended          Ended
                                                            Year Ended May 31                         May 31       April 31
                                        -----------------------------------------------------        -------     ----------
                                            1997           1996           1995           1994          1993>           1993

                                        Tax-Free Money Fund
PER SHARE DATA
Net Asset Value -
   Beginning of Period                     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                        -----------------------------------------------------          -----         ------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned
   and Distributed to
   Shareholders                             0.03           0.03           0.03           0.02           0.00+          0.02
                                        -----------------------------------------------------          -----          -----
Net Asset Value -
   End of Period                           $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                        =====================================================          =====          =====
TOTAL RETURN                               2.90%          3.08%          2.86%          1.84%          0.16%*         2.16%

RATIOS
Net Assets -End of Period
   ($000 Omitted)                        $47,577        $51,649        $58,780        $84.521       $490,932        $65,167
Ratio of Expenses to
   Average Net Assets#                     0.76%@         0.77%@         0.75%          0.75%          0.75%~         0.75%
Ratio of Net Investment
   Income to Average
   Net Assets#                             2.86%          3.03%          2.77%          1.83%          2.03%~         2.13%

> From May 1, 1993 to May 31, 1993.

+ Net Investment Income Earned and Distributed to Shareholders for the period ending May 31, 1993 aggregated less than $0.01 on a per share basis.

* Based  on  operations  for  the  period  shown  and,   accordingly,   is  not
  representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and ITC for the years ended May 31, 1997, 1996, 1995 and 1994, the period ended May 31, 1993, and the year ended April 30, 1993. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.01%, 1.05%, 1.00%, 1.00%, 1.19% and 1.02%, respectively, and ratio of net investment income to average net assets would have been 2.61%, 2.75%, 2.52%, 1.58%, 1.59%, and 1.86%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

INVESCO Money Market Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                                                                                     Period         Year
                                                                                                      Ended        Ended
                                                            Year Ended  May 31                       May 31       April 30
                                        -----------------------------------------------------       --------      --------
                                            1997           1996           1995           1994          1993>          1993

                                        U.S. Government Money Fund
PER SHARE DATA
Net Asset Value -
   Beginning of Period                     $1.00          $1.00          $1.00          $1.00          $1.00         $1.00
                                        -----------------------------------------------------       --------     ---------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned
   and Distributed to
   Shareholders                             0.04           0.05           0.05           0.03           0.01          0.03
                                        -----------------------------------------------------       --------     ---------
Net Asset Value -
   End of Period                           $1.00          $1.00          $1.00          $1.00          $1.00         $1.00
                                        =====================================================       ========     =========
TOTAL RETURN                               4.57%          4.90%          4.66%          2.56%          0.93%*        2.97%

RATIOS
Net Assets -End of Period
   ($000 Omitted)                        $66,451        $79,392        $60,843        $73,912        $34,519       $30,282
Ratio of Expenses to
   Average Net Assets#                     0.86%@         0.87%@         0.75%          0.75%          0.75%~        0.75%
Ratio of Net Investment
   Income to Average
   Net Assets#                             4.51%          4.78%          4.55%          2.60%          2.27%~        2.82%

> From January 1, 1993 to May 31, 1993.

* Based  on  operations  for  the  period  shown  and,   accordingly,   is  not
  representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 1997, 1996, 1995 and 1994, the period ended May 31, 1993, and the year ended December 31, 1992. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06%, 1.05%, 1.10%, 1.00%, 1.18% and 1.08%, respectively, and the ratio of net investment income to average net assets would have been 4.31%, 4.59%, 4.20%, 2.35%, 1.84% and 2.49%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

Report of Independent Accountants


To the Board of Directors and Shareholders of INVESCO Money Market Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Fund, Tax-Free Money Fund, and U.S. Government Money Fund (constituting INVESCO Money Market Funds, Inc., hereafter referred to as the "Fund") at May 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP

Denver, Colorado
July 2, 1997

FAMILY OF FUNDS

                                                                     Newspaper
Fund Name                              Fund Code  Ticker Symbol   Abbreviation
--------------------------------------------------------------------------------
International
International Growth                          49          FSIGX         IntlGr
Asian Growth                                  41          IVAGX        AsianGr
European                                      56          FEURX          Europ
European Small Company                        37          IVECX       EuroSmCo
Latin American Growth                         34          IVSLX      LatinAmGr
Pacific Basin                                 54          FPBSX          PcBas
--------------------------------------------------------------------------------
Sector
Energy                                        50          FSTEX          Enrgy
Environmental Services                        59          FSEVX         Envirn
Financial Services                            57          FSFSX         FinSvc
Gold                                          51          FGLDX           Gold
Health Sciences                               52          FHLSX         HlthSc
Leisure                                       53          FLISX         Leisur
Realty                                        42          IVSRX         Realty
Technology                                    55          FTCHX           Tech
Utilities                                     58          FSTUX           Util
Worldwide Capital Goods                       38          ISWGX         WldCap
Worldwide Communications                      39          ISWCX         WldCom
--------------------------------------------------------------------------------
Capital Appreciation
Growth                                        10          FLRFX          Grwth
Dynamics                                      20          FIDYX           Dynm
Small Company Value                           74          IDSCX        DivSmCo
Small Company Growth                          60          FIEGX         Emgrth
--------------------------------------------------------------------------------
Growth & Income
Industrial Income                             15          FIIIX         IndInc
Value Equity                                  46          FSEQX          ValEq
Multi-Asset Allocation                        70          IMAAX       MulAstAl
Balanced                                      71          IMABX            Bal
Total Return                                  48          FSFLX         TotRtn
--------------------------------------------------------------------------------
Bond
Short-Term Bond                               33          INIBX         ShTrBd
Intermediate Government Bond                  47          FIGBX         IntGov
U.S. Government Securities                    32          FBDGX          USGvt
Select Income                                 30          FBDSX         SelInc
High Yield                                    31          FHYPX          HiYld
--------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Intermediate Bond                    36          IVTIX              *
Tax-Free Long-Term Bond                       35          FTIFX          TxFre
--------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund                    44          FUGXX       InvGvtMF
Cash Reserves                                 25          FDSXX        InvCshR
Tax-Free Money Fund                           40          FFRXX     InvTaxFree

* This fund does not meet size requirements to be assigned a newspaper listing.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO FUNDS

We're easy to stay in touch with:
Investor Services Representatives,
1-800-525-8085
PAL(R), your Personal Account Line,
1-800-424-8085

On the World Wide Web:
http://www.invesco.com

Denver Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 E. Union Avenue,
Lobby Level

INVESCO Funds Group, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or
accompanied by a current prospectus.